Lease Right-of-Use Asset and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Expense	The Following table summarizes the components of lease expense:
	2021	2020

Operating lease cost	1,021,267	451,685
Short-term lease cost	35,727	63,785
	1,056,994	515,470

Summary of Supplemental Information Related to Leases

The following table summarizes supplemental information related to leases:

	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$1,650,847	$515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	9,380,402	1,982,393
Weighted average remaining lease term - Operating leases (years)	2.8	4.2
Weighted average discount rate - Operating leases	4.35%	4.35%

Summary of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2022	$3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$9,632,625